Deferred taxes and contributions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	R$ 1,012,595	R$ 931,736	R$ 905,258
Deferred tax asset, changes	106,664	80,859	26,478
Deferred income tax assets, ending	R$ 1,119,259	R$ 1,012,595	R$ 931,736
Deferred income tax liabilities, beginning	(1,296,334)	(1,252,452)	(1,339,254)
Deferred tax liabilities, changes	(12,203)	(43,882)	86,802
Deferred income tax liabilities, ending	(1,308,537)	(1,296,334)	(1,252,452)
Opening balance	(283,739)	(320,716)	(433,996)
Deferred tax assets, net, changes	94,461	36,977	113,280
Closing balance	(189,278)	(283,739)	(320,716)
- corresponding entry to the income statement	78,751	97,269	108,037
- corresponding entry to valuation adjustments to equity (Note 22)	15,710	(60,292)	5,243
Total net change	94,461	36,977	113,280
Tax Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	R$ 503,374	R$ 436,445	R$ 366,673
Deferred tax asset, changes	57,030	66,929	69,772
Deferred income tax assets, ending	R$ 560,404	R$ 503,374	R$ 436,445
Pension Obligations G 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	R$ 150,577	R$ 154,498	R$ 157,998
Deferred tax asset, changes	(8,971	(3,921	(3,500
Deferred income tax assets, ending	R$ 141,606	R$ 150,577	R$ 154,498
Donations [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	R$ 47,589	R$ 50,142	R$ 51,818
Deferred tax asset, changes	(1,501	(2,553	(1,676
Deferred income tax assets, ending	R$ 46,088	R$ 47,589	R$ 50,142
Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	R$ 183,963	R$ 155,719	R$ 145,622
Deferred tax asset, changes	15,400	28,244	10,097
Deferred income tax assets, ending	R$ 199,363	R$ 183,963	R$ 155,719
Deferred Taxes Other [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, beginning	R$ 127,092	R$ 134,932	R$ 183,147
Deferred tax asset, changes	44,706	(7,840	(48,215
Deferred income tax assets, ending	R$ 171,798	R$ 127,092	R$ 134,932
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(368,235)	(388,675)	(408,732)
Deferred tax liabilities, changes	14,418	20,440	20,057
Deferred income tax liabilities, ending	(353,817)	(368,235)	(388,675)
Capitalization Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(404,931)	(390,211)	(409,236)
Deferred tax liabilities, changes	(52,738)	(14,720)	19,025
Deferred income tax liabilities, ending	(457,669)	(404,931)	(390,211)
Profit On Supply Government Entities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(353,262)	(356,513)	(372,289)
Deferred tax liabilities, changes	6,612	3,251	15,776
Deferred income tax liabilities, ending	(346,650)	(353,262)	(356,513)
Actuarial Gain Loss G 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(109,271)	(48,979)	(54,222)
Deferred tax liabilities, changes	15,710	(60,292)	5,243
Deferred income tax liabilities, ending	(93,561)	(109,271)	(48,979)
Construction Margin [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(46,079)	(48,843)	(83,399)
Deferred tax liabilities, changes	2,756	2,764	34,556
Deferred income tax liabilities, ending	(43,323)	(46,079)	(48,843)
Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, beginning	(14,556)	(19,231)	(11,376)
Deferred tax liabilities, changes	1,039	4,675	(7,855)
Deferred income tax liabilities, ending	R$ (13,517)	R$ (14,556)	R$ (19,231)